Income tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Effective tax rate	(0.02%)	(37.95%)
Deferred tax assets	$ 192,844		$ 192,211